SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2020
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

10. SHORT-TERM BORROWINGS

As of December 31, 2018 and 2019, the Group had short-term borrowings primarily from banks with weighted average interest rates of approximately 5.3% and 4.2% per annum, respectively. Such borrowings are all denominated in RMB. All of the borrowings are designated to support the Group’s general operation and could not be used to fund the Group’s financing receivables.

The Group’s certain borrowings, amounting to RMB372.5 million and RMB1,774.9 million, as of December 31, 2018 and 2019, respectively, are collateralized by a pledge of the Group’s time deposits and financing receivables. As of December 31, 2018, the outstanding balance of short-term borrowings was secured by RMB340.0 million time deposits and RMB7.5 million financing receivables of the Group pledged as collateral. As of December 31, 2019, the outstanding balance of short-term borrowings was secured by RMB1,886.6 million time deposits of the Group pledged as collateral.